Document and Entity Information	Apr. 20, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 20, 2026
Entity Registrant Name	Alamar Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43235
Entity Tax Identification Number	36-4899036
Entity Address Address Line 1	47071 Bayside Parkway
Entity Address City Or Town	Fremont
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94538
City Area Code	510
Local Phone Number	626-9888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ALMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002104204